Convertible debentures, Embedded Derivative Liabilities (Details) - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Embedded Derivative Liabilities [Abstract]
Balance beginning period	$ 919,250
Change in fair value of derivative liabilities	(719,000)	$ 845,700
Balance end period	72,500	919,250
Related Party [Member] | Envviron SAS [Member]
Embedded Derivative Liabilities [Abstract]
Balance beginning period	919,250	0
Derivative liability component	138,250	73,550
Change in fair value of derivative liabilities	(719,000)	845,700
Transferred to equity	(266,000)
Balance end period	72,500	919,250
Transaction costs	85,000	$ 36,484
Related Party [Member] | Envviron SAS [Member] | General and Administrative Expenses [Member]
Embedded Derivative Liabilities [Abstract]
Transaction costs	40,227
Host financial liability	36,484
Embedded derivative	3,743
Related Party [Member] | Envviron SAS [Member] | Convertible Debentures [Member]
Embedded Derivative Liabilities [Abstract]
Transaction costs	$ 85,000